COMPREHENSIVE INCOME (LOSS) - Total Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 6,981	$ 132	$ (27,158)
Other comprehensive loss
Realized loss from available-for-sale investments			(673)
Net Change in Foreign currency translation	409	532	(1,611)
Comprehensive income (loss)	7,390	664	(29,442)
Comprehensive loss attributable to non-controlling interests		158
Comprehensive income (loss) attributable to UTStarcom Holdings Corp.	$ 7,390	$ 822	$ (29,442)